Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b)	(c)	(d)	(e)
Party-in- Interest Identification	Identity of Issuer Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Par or Maturity Value	Cost**	Current Value

	Federated Hermes Government Obligations Fund	Money Market Fund		$22,777
	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class	Money Market Fund		3,142
	American Funds 2010 Target Date Retirement Fund Class R6	Mutual Fund		6,216
	American Funds 2015 Target Date Retirement Fund Class R6	Mutual Fund		4,695
	American Funds 2020 Target Date Retirement Fund Class R6	Mutual Fund		13,496
	American Funds 2025 Target Date Retirement Fund Class R6	Mutual Fund		25,449
	American Funds 2030 Target Date Retirement Fund Class R6	Mutual Fund		42,696
	American Funds 2035 Target Date Retirement Fund Class R6	Mutual Fund		56,248
	American Funds 2040 Target Date Retirement Fund Class R6	Mutual Fund		61,115
	American Funds 2045 Target Date Retirement Fund Class R6	Mutual Fund		63,852
	American Funds 2050 Target Date Retirement Fund Class R6	Mutual Fund		72,095
	American Funds 2055 Target Date Retirement Fund Class R6	Mutual Fund		65,999
	American Funds 2060 Target Date Retirement Fund Class R6	Mutual Fund		26,011
	American Funds 2065 Target Date Retirement Fund Class R6	Mutual Fund		12,194
	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6	Mutual Fund		4,949
	American Funds American Mutual Fund Class R5E	Mutual Fund		28,709
*	Fidelity Balanced	Mutual Fund		26,224
	Vanguard Primecap Fund Admiral Share	Mutual Fund		91,254
	JPMorgan Large Cap Growth Fund Class R6	Mutual Fund		88,599
	Nomura Small Cap Value Fund Institutional Class	Mutual Fund		3,844
	MFS International Diversification Fund Class R3	Mutual Fund		20,713
*	Fidelity U.S. Bond Index Fund	Mutual Fund		3,039
*	Fidelity 500 Index Fund	Mutual Fund		80,797
*	Fidelity Global ex U.S. Index Fund	Mutual Fund		3,846
*	Fidelity Mid Cap Index Fund	Mutual Fund		3,168
*	Fidelity Small Cap Index Fund	Mutual Fund		1,399
	JPMorgan Small Cap Equity Fund Class R5	Mutual Fund		24,243
	Loomis Sayles Investment Grade Bond Fund Class A	Mutual Fund		16,095
*	ONE Gas, Inc.	Common Stock		65,614
	ONEOK, Inc.	Common Stock		63,509
*	Notes receivable from participants	Notes receivable from participants at interest rates ranging from 3.25% to 8.50% and various maturity dates occurring through September 2035		23,589
				$1,025,576
* Party-in-interest.
** This column is not applicable to participant-directed investments.